BALANCE SHEET (Parenthetical) - $ / shares	4 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Shares subject to possible redemption	44,885,287	50,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares issued	50,000,000	50,000,000
Common shares, shares outstanding	5,114,713	0
Common Class A subject to possible redemption
Shares subject to possible redemption, par value (in dollars per share)	$ 0.0001
Shares subject to possible redemption	44,885,287
Common Class A not subject to possible redemption
Common shares, shares issued	5,114,713
Common shares, shares outstanding	5,114,713
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	12,500,000	12,500,000
Common shares, shares outstanding	12,500,000	12,500,000
Class B Common Stock | Over-allotment option
Common stock, shares forfeited (in shares)	1,875,000